Consolidated Statements of Financial Position Statement - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets [abstract]
Cash and cash equivalents	$ 411	$ 89
Restricted cash	32	66
Trade and other receivables	462	756
Prepaid expenses	19	13
Risk management assets	166	146
Inventory	251	242
Current assets	1,341	1,312
Long-term portion of finance lease receivable	176	191
Risk management assets	640	662
Property, plant and equipment	6,207	6,164
Right-of-use assets	146	0
Intangible assets	318	373
Goodwill	464	464
Deferred income tax assets	18	28
Other assets	198	234
Total assets	9,508	9,428
Liabilities [abstract]
Accounts payable and accrued liabilities	413	496
Current portion of decommissioning and other provisions (Note 21)	58	70
Risk management liabilities (Note 14 and 15)	81	90
Current contract liabilities	1	8
Income taxes payable	14	10
Dividends payable (Note 24 and 25)	37	58
Current portion of long-term debt and finance lease obligations (Note 22)	513	148
Current liabilities	1,117	880
Credit facilities, long-term debt, and finance lease obligations (Note 22)	2,699	3,119
Exchangeable securities	326	0
Decommissioning and other provisions (Note 21)	488	386
Deferred income tax liabilities (Note 11)	472	501
Risk management liabilities (Note 14 and 15)	29	41
Contract liabilities (Note 5)	14	80
Defined benefit obligation and other long-term liabilities (Note 23)	301	287
Equity
Contributed surplus	42	11
Deficit	(1,455)	(1,496)
Accumulated other comprehensive income (Note 26)	454	481
Equity attributable to shareholders	2,961	2,997
Non-controlling interests (Note 12)	1,101	1,137
Total equity	4,062	4,134
Total liabilities and equity	9,508	9,428
Gross carrying amount
Assets [abstract]
Property, plant and equipment	13,395	13,202
Intangible assets	788	807
Liabilities [abstract]
Accounts payable and accrued liabilities	413
Dividends payable (Note 24 and 25)	37
Exchangeable securities	350
Accumulated depreciation
Assets [abstract]
Property, plant and equipment	(7,188)	(7,038)
Intangible assets	470	434
Common shares
Equity
Issued capital (Note 24)	2,978	3,059
Preferred shares
Equity
Issued capital (Note 24)	$ 942	$ 942